Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Certain information in footnote disclosures normally included in the financial statements were prepared in conformity with accounting principles generally accepted in the United States of America, and have been condensed or omitted pursuant to such principles and the financial results for the periods presented may not be indicative of the full year’s results. The Company believes the disclosures are adequate to make the information presented not misleading.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Deferred Revenues

Deferred revenues consist of maintenance service, customer support services, including telephone support and deposits for future consulting services which will be earned as services are performed over the contractual or stated period, which generally ranges from three to twelve months.

Revenue Recognition

Revenue is recognized when products are shipped, or services are rendered, evidence of a contract exists, the price is fixed or reasonably determinable, and collectability is reasonably assured.

Product Revenue

Software product revenue is recognized when the product is shipped to the customer. The Company treats the software component and the professional services consulting component as two separate arrangements that represent separate units of accounting. The arrangement consideration is allocated to each unit of accounting based upon that unit’s proportion of the fair value.  In a situation where both components are present, software sales revenue is recognized when collectability is reasonably assured and the product is delivered and has stand-alone value based upon vendor specific objective evidence (see below for recognition of professional service revenue).

Service Revenue

Service revenue is comprised of primarily professional service consulting revenue, maintenance revenue and other ancillary services provided as described below. Professional service revenue is recognized as service time is incurred.

With respect to maintenance services, upon the completion of one year from the date of sale, considered to be the warranty period, the Company offers customers an optional annual software maintenance and support agreement for subsequent one-year periods. Maintenance and support agreements are recorded as deferred revenue and recognized over the respective terms of the agreements, which typically range from three months to one year and are included in services revenue in the Condensed Consolidated Statements of Operations

Shipping and handling costs charged to customers are classified as revenue, and the shipping and handling costs incurred are included in cost of sales.

Long-Lived Assets

Long-lived assets are reviewed for impairment when circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of such assets  is measured by a comparison of the carrying amount of the assets to the future net cash flows estimated by the Company to be generated by such assets. If such assets are considered to be impaired, the impairment to be recognized is the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment losses were identified or recorded for the nine months ended September 30, 2014.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation.  The reclassifications have had no effect on the financial position, operations or cash flows for the nine month period ended September 30, 2013.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements include the accounts of SilverSun Technologies, Inc. (the “Company”) and its wholly-owned subsidiary, SWK Technologies, Inc. These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States. All significant inter-company transactions and accounts have been eliminated in consolidation.

Noncontrolling interest had represented third party ownership in the net assets of our consolidated subsidiaries. For financial reporting purposes, the assets and liabilities of our majority owned subsidiaries are consolidated with those of our own, with any third party investor’s interest shown as noncontrolling interest.

On May 6, 2009, the Company sold twenty-five (25) newly issued shares or 20% of the stock of SWK Technologies, Inc. (“SWK”), a subsidiary of SilverSun Technologies, Inc., for a purchase price of $150,000 to the President of SWK.

On January 12, 2012, SilverSun Technologies, Inc. entered into a share exchange agreement (the “Agreement”) with certain shareholders and the President (the “SWK Shareholders”) of SWK Technologies, Inc.  Pursuant to the terms of the Agreement, the SWK Shareholders exchanged an aggregate of 25 shares of SWK to the Company for a total of 22,664,678 shares (the “Exchange Shares”) of the Company’s common stock (the “Exchange”). The shares had a fair value of approximately $612,000 ($0.027 per share) at the time of exchange. The transaction was recorded as an equity transaction.  SWK is now a wholly-owned subsidiary of the Company.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates. The most significant estimates include:

1.         Revenue recognition of software sales

2.         Allowance for doubtful accounts

3.         Fair market value of share based payments and other equity instruments

4.         Valuation of intangible assets

5.         Valuation of deferred tax assets and liabilities

Revenue Recognition

Revenue is recognized when products are shipped, or services are rendered, evidence of a contract exists, the price is fixed or reasonably determinable, and collectability is reasonably assured.

Product Revenue

Software product revenue is recognized when the product is shipped to the customer. The Company treats the software component and the professional services consulting component as two separate arrangements that represent separate units of accounting. The arrangement consideration is allocated to each unit of accounting based upon that unit’s proportion of the fair value.  In a situation where both components are present, software sales revenue is recognized when collectability is reasonably assured and the product is delivered and has stand-alone value based upon vendor specific objective evidence (see below for recognition of professional service revenue).

Service Revenue

Service revenue is comprised of primarily professional service consulting revenue, maintenance revenue and other ancillary services provided as described below. Professional service revenue is recognized as service time is incurred.

With respect to maintenance services, upon the completion of one year from the date of sale, considered to be the warranty period, the Company offers customers an optional annual software maintenance and support agreement for subsequent one-year periods. Maintenance and support agreements are recorded as deferred revenue and recognized over the respective terms of the agreements, which typically range from three months to one year and are included in services revenue in the Consolidated Statements of Operations

Shipping and handling costs charged to customers are classified as revenue, and the shipping and handling costs incurred are included in cost of sales.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. The Company maintains cash balances at financial institutions that are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to federally insured limits. At times balances may exceed FDIC insured limits. The Company has not experienced any losses in such accounts.

Concentration of Credit Risk

For the years ended December 31, 2013 and 2012, our top ten customers accounted for 19% ($3,159,000) and 17% ($2,262,000), respectively, of our total revenues. The Company does not rely on any one specific customer for any significant portion of our revenue base.

For the years ended December 31 2013 and 2012, purchases from one supplier were approximately 31% and 47% of cost of revenues, respectively.

For the years ended December 31, 2013 and 2012, one supplier represented approximately 52% and 43% of total accounts payable, respectively.

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of trade accounts receivable and cash and cash equivalents.  As of December 31, 2013 the Company believes it has no significant risk related to its concentration of accounts receivable.

Accounts Receivable

Accounts receivable consist primarily of invoices for maintenance and professional services. Full payment for software ordered by customers is due in advance of ordering from the software supplier. Payments for maintenance and support plan renewals are due before the beginning of the maintenance period. Terms under our professional service agreements are generally 50% due in advance and the balance on completion of the services.

The Company maintains an allowance for bad debt estimated by considering a number of factors, including the length of time the amounts are past due, the Company’s previous loss history, the customer’s current ability to pay its obligations and the condition of the general economy and the industry as a whole.

Property and Equipment

Property and equipment is stated at cost, net of accumulated depreciation.  Depreciation is computed using the straight-line method based upon the estimated useful lives of the assets, generally five to seven years.  Maintenance and repairs that do not materially add to the value of the equipment nor appreciably prolong its life are charged to expense as incurred.

When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss is included in the Statements of Operations.

Deferred Revenues

Deferred revenues consist of maintenance service, customer support services, including telephone support and deposits for future consulting services which will be earned as services are performed over the contractual or stated period, which generally ranges from three to twelve months.

Deferred Income Taxes

Deferred income taxes reflects the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, as well as net operating loss carryforwards. Deferred tax assets and liabilities are classified as current or non-current based on the classification of the related assets or liabilities for financial reporting, or according to the expected reversal dates of the specific temporary differences, if not related to an asset or liability for financial reporting. Valuation allowances are established against deferred tax assets if it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates or laws is recognized in operations in the period that includes the enactment date.

The Company has federal net operating loss (“NOL”) carryforwards which are subject to limitations under Section 382 of the Internal Revenue Code.

Income Tax Uncertainties

The calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax regulations. The Company recognizes liabilities for uncertain tax positions based on the two-step process prescribed by applicable accounting principles. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step requires the Company to estimate and measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement. It is inherently difficult and subjective to estimate such amounts, as this requires the Company to determine the probability of various possible outcomes. The Company reevaluates these uncertain tax positions, based on factors including, but not limited to, changes in facts or circumstances, changes in tax law, effectively settled issues under audit, and new audit activity. Such a change in recognition or measurement would result in the recognition of a tax benefit or an additional charge to the tax provision in the period. The Company recognizes interest and penalties as incurred in finance income (expense), net in the Consolidated Statements of Operations.

There were no liabilities for uncertain tax positions at December 31, 2013 and 2012.

Fair Value Measurement

The Company adopted the provisions of the accounting pronouncement which defines fair value, establishes a framework for measuring fair value and enhances fair value measurement disclosure. Under the provisions of the pronouncement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

The pronouncement establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use on unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

The Company’s current financial assets and liabilities approximate fair value due to their short term nature and include cash, accounts receivable, accounts payable, capital leases and line of credit.

See also Notes 4, 5 and 13.

Definite Lived Intangible Assets

The values assigned to purchased intangible assets were based on an independent valuation. Purchased intangible assets are amortized over the useful lives of the asset using the straight-line amortization method.

The Company assesses potential impairment of its intangible assets when there is evidence that recent events or changes in circumstances have made recovery of an asset’s carrying value unlikely. Factors the Company considers important, which may cause impairment include, among others, significant changes in the manner of use of the acquired asset, negative industry or economic trends, and significant underperformance relative to historical or projected operating results.

Long-Lived Assets

Long-lived assets are reviewed for impairment when circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of such assets  is measured by a comparison of the carrying amount of the assets to the future net cash flows estimated by the Company to be generated by such assets. If such assets are considered to be impaired, the impairment to be recognized is the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment losses were identified or recorded in the years ended December 31, 2013 and 2012.

Stock-Based Compensation

Compensation expense related to share-based transactions, including employee stock options, is measured and recognized in the financial statements based on a determination of the fair value of the stock options. The grant date fair value is determined using the Black-Scholes-Merton (“Black-Scholes”) pricing model. For all employee stock options, the Company recognizes expense over the requisite service period on a straight-line basis (generally the vesting period of the equity grant). The Company’s option pricing model requires the input of highly subjective assumptions, including the expected stock price volatility, expected term, and forfeiture rate. Any changes in these highly subjective assumptions significantly impact stock-based compensation expense.

Earnings per Share

The Company’s basic income (loss) per common share is based on net income (loss) for the relevant period, divided by the weighted average number of common shares outstanding during the period.  Diluted income per common share is based on net income, divided by the weighted average number of common shares outstanding during the period, including common share equivalents, such as outstanding stock options and warrants to the extent they are dilutive. Diluted loss per share does not include common stock equivalents, stock options and warrants, as these shares would have an anti-dilutive effect as their exercise prices were above the market price of the Company’s common stock at December 31, 2013

The computation of EPS is approximately as follows:

	Year Ended December 31, 2013	Year Ended December 31, 2012
Basic net income (loss) per share:
Net income (loss) attributable to common stockholders	$322,548	$(1,235,170)
Weighted-average common shares outstanding	117,060,232	115,395,550
Basic net income (loss) per share attributable to common stockholders	$0.00	$(0.01)
Diluted net income (loss) per share:
Net income (loss) attributable to common stockholders	$322,548	$(1,235,170)
Weighted-average common shares outstanding	117,060,232	115,395,550
Incremental shares attributable to warrants and convertible promissory note	-	-
Total adjusted weighted-average shares	117,060,232	115,395,550
Diluted net income (loss) per share attributable to common stockholders	$0.00	$(0.01)

The following table summarizes securities that, if exercised, would have an anti-dilutive effect on earnings per share.

	2013	2012
Stock options	2,673,476	2,874,710
Warrants	750,000	750,000

Total potential dilutive securities not included in loss per share	3,423,476	3,624,710

Recent Accounting Pronouncements

No recently issued accounting pronouncements had or are expected to have a material impact on the Company’s consolidated financial statements.